Condensed consolidated statement of changes in equity (unaudited) (Parenthetical) € in Millions, £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2025 GBP (£) redemption issuance	Dec. 31, 2024 GBP (£) redemption issuance	Jun. 16, 2025 EUR (€)
Equity		£ 61,248	£ 59,220
Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities
Notional amount		299	2,131
4.75% Non-Cumulative Callable Euro Preference Series 2
Preference shares, dividend rate				4.75%
Issued capital | €				€ 319
Other equity instruments
Equity	[1]	10,479	9,604
Other equity instruments | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities
Equity		£ 10,479	£ 9,604
Number of convertible instruments issued | issuance		1	2
Issue of convertible instruments		£ 1,174	£ 970
Issuance costs of convertible instruments		£ 12	£ 10
Number of convertible instruments redeemed | redemption		1	2
Issuance costs of convertible instruments redeemed		£ 1

[1]	Other equity instruments of £10,479m (December 2024: £9,604m) comprise AT1 securities issued to Barclays PLC. Barclays PLC uses funds from market issuances to purchase AT1 securities from Barclays Bank PLC. There was one issuance in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities totalling £1,174m (net of issuance cost of £12m) and one redemption for £299m (net of £1m issuance cost, transferred to retained earnings on redemption) for the period ended 30 June 2025. During the period ended 31 December 2024, there were two issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities totalling £970m, which includes issuance costs of £10m and two redemptions totalling £2,131m.